INCOME TAXES (Deferred Taxes) (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Operating Loss Carryforwards [Line Items]
Excess operating loss carryforwards for tax return over financial reporting amount	$ 4,696
U.S. Subsidiaries valuation allowance on deferred tax assets that are more likely than not to be realized	(12,176)	19,151	(208)
Capital loss carryforwards	13,444
Excess research and development credit carryforwards for tax return over financial reporting amount	586
Deferred tax assets, valuation allowance	52,530	50,630
Undistributed earnings of the Company's foreign subsidiaries	10,282
Minimum [Member]
Operating Loss Carryforwards [Line Items]
Capital loss carryforwards, expiration dates	2013-12-31
Maximum [Member]
Operating Loss Carryforwards [Line Items]
Capital loss carryforwards, expiration dates	2017-12-31
Israel [Member]
Operating Loss Carryforwards [Line Items]
Capital loss carryforwards	42,396	42,914
Israel [Member] | Unlimited Carryforward Period [Member] | Subsidiaries [Member]
Operating Loss Carryforwards [Line Items]
Net operating loss carryforward	71,650	19,077
United States [Member]
Operating Loss Carryforwards [Line Items]
Net operating loss carryforward	88,498
Prior year net operating loss limitations
Such losses are subject to limitations of Internal Revenue Code, Section 382, which in general provides that utilization of NOL's is subject to an annual limitation if an ownership change results from transactions increasing the ownership of certain shareholders or public groups in the stock of a corporation by more than 50 percentage points over a three-year period. The annual limitations may result in the expiration of losses before utilization.

United States [Member] | Research Tax Credit Carryforward [Member]
Operating Loss Carryforwards [Line Items]
Tax credit carryforwards	1,604
United States [Member] | Subsidiaries [Member]
Operating Loss Carryforwards [Line Items]
U.S. Subsidiaries valuation allowance on deferred tax assets that are more likely than not to be realized	15,027
United States [Member] | Minimum [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards, expiration dates		2026-12-31
United States [Member] | Minimum [Member] | Research Tax Credit Carryforward [Member]
Operating Loss Carryforwards [Line Items]
Tax credit carryforwards, expiration dates	Dec. 31, 2026
United States [Member] | Maximum [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards, expiration dates		2032-12-31
United States [Member] | Maximum [Member] | Research Tax Credit Carryforward [Member]
Operating Loss Carryforwards [Line Items]
Tax credit carryforwards, expiration dates	Dec. 31, 2031
United States [Member] | Unlimited Carryforward Period [Member]
Operating Loss Carryforwards [Line Items]
Net operating loss carryforward		130
United States [Member] | Unlimited Carryforward Period [Member] | Minimum Tax Credits [Member]
Operating Loss Carryforwards [Line Items]
Tax credit carryforwards	623
State [Member]
Operating Loss Carryforwards [Line Items]
Net operating loss carryforward	63,985
State [Member] | Research Tax Credit Carryforward [Member]
Operating Loss Carryforwards [Line Items]
Tax credit carryforwards	850
State [Member] | Minimum [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards, expiration dates		2014-12-31
State [Member] | Minimum [Member] | Research Tax Credit Carryforward [Member]
Operating Loss Carryforwards [Line Items]
Tax credit carryforwards, expiration dates	Dec. 31, 2017
State [Member] | Maximum [Member] | Research Tax Credit Carryforward [Member]
Operating Loss Carryforwards [Line Items]
Tax credit carryforwards, expiration dates	Dec. 31, 2023
State [Member] | Unlimited Carryforward Period [Member] | Research Tax Credit Carryforward [Member]
Operating Loss Carryforwards [Line Items]
Tax credit carryforwards		$ 685